Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	¥ 153,180	¥ 133,242
Additions	15,708	16,029
Disposals	(1,024)	(615)
Transfer from advanced payments on acquisition of aircraft (note 21)	15,079	16,590
Transfer from investment properties (note 19)	9	(38)
Transfer to investment properties (note 19)	(2)
Assets included in held for sale	(2)
Transfer to other non-current assets	(327)	(48)
Depreciation provided during the year	(13,367)	(11,951)
Disposal of a subsidiary (note 43)	(2,019)
Impairment	(379)	(29)	¥ (48)
Accumulated depreciation and impairment	166,856	153,180	133,242
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	215,640	186,798
Accumulated depreciation and impairment	237,546	215,640	186,798
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(62,460)	(53,556)
Accumulated depreciation and impairment	(70,690)	(62,460)	(53,556)
Aircrafts, engines and flight equipment, owned [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	64,739	51,845
Additions	3,659	9,411
Disposals	(656)	(324)
Transfer from advanced payments on acquisition of aircraft (note 21)	1,701	12,236
Depreciation provided during the year	(6,154)	(5,561)
Disposal of a subsidiary (note 43)	(199)
Impairment	(379)	(29)	(48)
Transfers	6,283	(2,839)
Accumulated depreciation and impairment	68,994	64,739	51,845
Aircrafts, engines and flight equipment, owned [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	99,653	80,402
Accumulated depreciation and impairment	111,297	99,653	80,402
Aircrafts, engines and flight equipment, owned [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(34,914)	(28,557)
Accumulated depreciation and impairment	(42,303)	(34,914)	(28,557)
Aircrafts, engines and flight equipment, held under finance leases [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	77,174	71,117
Additions	8,277	4,485
Disposals	(264)	(58)
Transfer from advanced payments on acquisition of aircraft (note 21)	13,378	4,354
Depreciation provided during the year	(6,302)	(5,563)
Disposal of a subsidiary (note 43)	(1,220)
Transfers	(6,283)	2,839
Accumulated depreciation and impairment	84,760	77,174	71,117
Aircrafts, engines and flight equipment, held under finance leases [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	97,064	89,146
Accumulated depreciation and impairment	105,801	97,064	89,146
Aircrafts, engines and flight equipment, held under finance leases [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(19,890)	(18,029)
Accumulated depreciation and impairment	(21,041)	(19,890)	(18,029)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,874	5,727
Additions	276	5
Disposals	(1)	(21)
Transfer from construction in progress	1,019	474
Transfer from investment properties (note 19)	9	(38)
Transfer to investment properties (note 19)	(2)
Depreciation provided during the year	(298)	(273)
Disposal of a subsidiary (note 43)	(375)
Transfers	(24)
Accumulated depreciation and impairment	6,478	5,874	5,727
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,324	7,993
Accumulated depreciation and impairment	8,809	8,324	7,993
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,450)	(2,266)
Accumulated depreciation and impairment	(2,331)	(2,450)	(2,266)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,995	2,782
Additions	808	651
Disposals	(103)	(212)
Transfer from construction in progress	18	328
Assets included in held for sale	(2)
Depreciation provided during the year	(613)	(554)
Disposal of a subsidiary (note 43)	(208)
Transfers	24
Accumulated depreciation and impairment	2,919	2,995	2,782
Other property, plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,201	7,486
Accumulated depreciation and impairment	7,934	8,201	7,486
Other property, plant and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,206)	(4,704)
Accumulated depreciation and impairment	(5,015)	(5,206)	(4,704)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,398	1,771
Additions	2,688	1,477
Transfer from construction in progress	(1,037)	(802)
Transfer to other non-current assets	(327)	(48)
Disposal of a subsidiary (note 43)	(17)
Accumulated depreciation and impairment	3,705	2,398	1,771
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,398	1,771
Accumulated depreciation and impairment	¥ 3,705	¥ 2,398	¥ 1,771